GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Major Customers as Percentage of Total Sales) (Details) - Percentage of Total Sales [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Major Customer [Line Items]
Concentration percentage	100.00%	100.00%	100.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	26.00%	27.00%	20.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	24.00%	16.00%	19.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	8.00%	13.00%	14.00%